Summary of Tax Liabilities Presented in Consolidated Statements of Financial Position (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Recovery of taxes	[1]	$ 485	$ 1,501	$ 506	$ 1,495
Inflation indexation	[2]	4,443	(2,009)	1,001	(3,776)
Gross Total		979	3,091	979	3,091
Net		650	1,929	650	1,929
Other income and expense [member]
IfrsStatementLineItems [Line Items]
Recovery of taxes		473	1,478	473	1,478
Foreign Exchange Gains Losses And Inflation Indexation Charges [Member]
IfrsStatementLineItems [Line Items]
Inflation indexation		455	1,780	455	1,780
Cumulative translation adjustments [member]
IfrsStatementLineItems [Line Items]
Translation effects		51	(167)	51	(167)
Other taxes [member]
IfrsStatementLineItems [Line Items]
Pis and Cofins		(20)	(83)	(20)	(83)
Income Taxes [member]
IfrsStatementLineItems [Line Items]
Tax effects		$ (309)	$ (1,079)	$ (309)	$ (1,079)

[1]	It Includes the effects of the exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS, as set out in note 11.
[2]	For more information, see notes 29.3c and 29.3a.